Convertible Securities Payable (Details) - USD ($)		12 Months Ended
	Apr. 24, 2025	Dec. 31, 2025	Jun. 30, 2026	Dec. 16, 2025	Dec. 11, 2025	May 30, 2025	Apr. 22, 2025	Oct. 31, 2024	Dec. 31, 2023
Convertible Securities Payable [Line Items]
Net proceeds	$ 1,250,000	$ 4,250,000
Principal amount	1,357,500		$ 8,000,000		$ 16,070,000
Original issue discount	87,500	$ 297,500			1,050,000
Transaction costs	$ 20,000
Ordinary shares (in Shares)						1,750,000
Pre-delivery at per share (in Dollars per share)						$ 0.0001
Par value (in Dollars per share)		$ 13,618,411						$ 4	$ 0.001
Share exchange value		$ 5,103,548
Transaction expenses					20,000
Streeterville paid				$ 3,000,000
Deposit account				$ 12,000,000
Top of range [Member]
Convertible Securities Payable [Line Items]
Exchange price (in Dollars per share)		$ 0.2707
Bottom of range [Member]
Convertible Securities Payable [Line Items]
Exchange price (in Dollars per share)		$ 0.931
Avondale [Member]
Convertible Securities Payable [Line Items]
Aggregate amount							$ 10,000,000
Streeterville [Member]
Convertible Securities Payable [Line Items]
Principal amount					16,070,000
Original principal amount of secured non-convertible promissory note					$ 8,000,000